CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Tables)	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]

In estimating the allowance for credit loss, the Company reviews the net investment in direct financing and sales-type lease and receivable from value-added services that are non-performing or in bankruptcy. The allowance for credit loss as of June 30, 2012 and December 31, 2011 were as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Balance at the beginning of the period	$5,544	$1,745
Provision during the period	4,287	4,271
Bad debts written off	(1,409)	(472)
Balance at the end of the period	$8,422	$5,544

Financing Receivable Credit Quality Indicators [Table Text Block]

The carrying amount of the performing and non-performing finance receivables as of June 30, 2012 and December 31, 2011 was as follows:

June 30, 2012	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$363,981	$—	$363,981
Accounts receivable	4,587	24,805	29,392
	$368,568	$24,805	$393,373

December 31, 2011	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$443,558	$—	$443,558
Accounts receivable	5,909	19,448	25,357
	$449,467	$19,448	$468,915

Impaired Financing Receivables [Table Text Block]

The carrying amount of the impaired finance receivables as of June 30, 2012 and December 31, 2011 was as follows:

June 30, 2012	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$11,497	$527	$10,970
Accounts receivable	19,371	7,895	11,476
	$30,868	$8,422	$22,446

December 31, 2011	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$10,563	$714	$9,849
Accounts receivable	10,327	4,830	5,497
	$20,890	$5,544	$15,346

Past Due Financing Receivables [Table Text Block]

The analysis of the age of the carrying amount of the overdue receivables as of June 30, 2012 and December 31, 2012 were as follows:

	June 30,	December 31,
	2012	2011

Less than 90 days	$19,928	$16,116
Over 90 days	12,772	8,162
	32,700	24,278
Less: allowance for credit losses	(7,895)	(4,830)
Total	$24,805	$19,448